CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
ASSETS
Cash and cash equivalents	$ 229,095	$ 207,834	$ 162,159	$ 112,229
Time deposits with original maturities over three months	42,368	49,650
Prepaid expenses	569	594
Total current assets	827,310	806,640
Total assets	1,004,156	983,686
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	13,193	11,982
Accrued liabilities	44,439	31,299
Total current liabilities	297,326	374,596
Long-term loan	20,508	20,551
Total liabilities	321,471	398,301
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 58,358,521 and 59,598,099 shares issued and outstanding as of June 30, 2015 and 2016, respectively	60	58
Additional paid-in capital	215,403	192,768
Accumulated other comprehensive income (loss)	(8,467)	37,585
Total equity	682,685	585,385	492,058	415,475
Total liabilities and equity	1,004,156	983,686
Parent Company [Member]
ASSETS
Cash and cash equivalents	8,571	8,437	$ 0	$ 0
Time deposits with original maturities over three months	0	14,721
Amounts due from subsidiaries	72,303	114,311
Prepaid expenses	63	50
Total current assets	80,937	137,519
Investments in subsidiaries	669,326	532,136
Total assets	750,263	669,655
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	9	18
Accrued liabilities	426	323
Amounts due to subsidiaries	55,869	70,642
Total current liabilities	56,304	70,983
Long-term loan	19,802	19,572
Total liabilities	76,106	90,555
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 58,358,521 and 59,598,099 shares issued and outstanding as of June 30, 2015 and 2016, respectively	60	58
Additional paid-in capital	215,403	192,768
Retained earnings	467,160	348,689
Accumulated other comprehensive income (loss)	(8,466)	37,585
Total equity	674,157	579,100
Total liabilities and equity	$ 750,263	$ 669,655